Equity Transactions	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity Transactions

7.	EQUITY TRANSACTIONS

During April 2010, the Company issued 25,000 shares of common stock to a consultant for investor relations services to be provided over a one year term beginning April 18, 2010. The fair value of the award on the date of issuance was $20,000 and was amortized ratably over a one year term. The Company recorded a charge of $6,000 for the year ended December 31, 2011.

On February 14, 2011, the Company executed a 20:1 reverse split and decreased the number of authorized shares of common stock from 2 billion shares to 100 million shares.

During February 2011, the Company issued to Alicia Kriese, former director and Mark Klein, director, in the aggregate 50,000 shares of common stock for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $17,000 for the year ended December 31, 2011.

During February 2011, the Company issued in the aggregate to three employees 528,811 shares of common stock for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $179,796 for the year ended December 31, 2011.

During June 2011, the Company issued to Parker Booth, CEO, and Michael Rosenthal, director, 478,681 and 382,944, shares of common stock, respectively for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $172,325 for the year ended December 31, 2011.

During June 2011, the Company issued to three employees an aggregate of 45,604 shares of common stock for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $9,121 for the year ended December 31, 2011.

During July 2011, the Company issued 600,000 shares of common stock to a consultant for investor and public relations services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $192,000 for the year ended December 31, 2011.

During August 2011, Tom Morrison, former CEO, returned and the Company cancelled 75,000 shares of the Company's common stock for no consideration.

During July 2012, the Company issued 150,000 shares of common stock to a consultant for public and investor relation services. The shares were valued at $0.315 per share and accordingly, the Company recorded a charge for stock based compensation of $47,235 for the year ended December 31, 2012.

During July 2012, the Company issued 3,473,708 shares of common stock to a consultant for investor and public relation services. These shares were earned in August 2010. The 3,473,708 shares of common stock were valued at $0.33 per share, according to the closing price from NASDAQ.com. The final valuation resulted in $451,581 recorded as an additional component of stock-based compensation expense in the accompanying consolidated statement of operations.

During August 2012, a banker that provides investment banking services to the Company exercised a warrant for 899,672 shares of our common stock, at an exercise price of $0.10, on a cashless basis. The Company issued 747,185 shares of common stock based on the market value of $0.59 per share on the date of exercise.

During October 2012, a group of five investors exercised warrants from the Company’s March 2012 offering of secured promissory notes into 821,211 shares of our common stock, at the exercise price of $0.10 per share, on a cashless basis. The shares were issued in December 2012.

During October and November 2012, a group of five investors exercised warrants from the Company’s March 2012 offering of secured promissory notes into 115,678 shares of our common stock, at the exercise price of $0.10 per share, on a cashless basis. The shares were issued in January 2013.

During November 2012, an investor converted a warrant from the Company’s March 2012 offering of secured promissory notes into 62,500 shares of our common stock, at the exercise price of $0.10 per share. The shares were issued in February 2013.